Income tax and social contribution - Combined nominal rates and the income tax and social contribution expense (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income (loss) before income tax and social contribution	R$ (83,800)	R$ 63,933
Rate income tax and social contribution	34.00%	34.00%
Income tax and social contribution at the rate of 34%	R$ (28,492)	R$ 21,737
Law 11196/05 (Research and Development incentive)		718
Unrecognized tax credit		385
Gifts, fines and nondeductible expenses	(19,209)	(486)
Overseas earnings	(1,041)	(3,318)
Income tax and social contribution determined by the deemed income	(624)	(110)
Effects of tax rates of foreign subsidiaries	(2,146)	(279)
Other net differences	(1,746)	(230)
Income tax expense for effective rate	R$ 3,726	R$ (25,057)	R$ (21,089)
Effective rate		39.19%